This is filed pursuant to Rule 497(e)
File Nos. 33-18647 and 811-539.

ALLIANCEBERNSTEIN INVESTMENT [LOGO]

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                       -AllianceBernstein Wealth Appreciation Strategy Portfolio
                           -AllianceBernstein Balanced Wealth Strategy Portfolio
--------------------------------------------------------------------------------

Supplement dated July 15, 2008 to the Prospectus dated May 1, 2008 of the AllianceBernstein Variable Products Series Fund offering Class A shares of AllianceBernstein Wealth Appreciation Strategy Portfolio and AllianceBernstein Balanced Wealth Strategy Portfolio and to the Prospectus dated May 1, 2008 of the AllianceBernstein Variable Products Series Fund offering Class B shares of AllianceBernstein Wealth Appreciation Strategy Portfolio and AllianceBernstein Balanced Wealth Strategy Portfolio.

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "Management of the Portfolios - Portfolio Managers."

The management of, and investment decisions for, the Portfolios are made by the Multi-Asset Solutions Team, comprised of senior portfolio managers. The Multi-Asset Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Portfolios' investments.

The following table lists the persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the Portfolios, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person's principal occupation during the past five years:


                                      Principal Occupation During the Past
Employee; Year; Title                 Five (5) Years
---------------------                 ----------------------------------------

Marc O. Mayer; since July 2008;       Executive Vice President of the Adviser
Executive Vice President of the       and Chief Investment Officer of
Adviser and Chief Investment Officer  AllianceBernstein - Blend Solutions.
of AllianceBernstein - Blend          From November 2003 to May 2008 he was
Solutions                             Executive Managing Director of
                                      AllianceBernstein Investments and from
                                      2001 to November 2003, he headed
                                      AllianceBernstein Institutional
                                      Investments.

Dokyoung Lee; since July 2008;        Senior Vice President of the Adviser,
Senior Vice President of the Adviser  with which he has been associated
and Director of Research - Blend      in a similar capacity to his current
Solutions                             position since prior to 2003 and
                                      Director of Research - Blend Solutions
                                      since June 2008.

Thomas J. Fontaine; since July 2008; Senior Vice President of the Adviser Senior Vice President of the Adviser and since June 2008 Director of
and Director of Research - Defined    Research - Defined Contribution.
Contribution                          Previously, he was a Director of Research
                                      for the Adviser's Style Blend Services,
                                      a member of the Blend Investment Policy
                                      Team from February 2006 to June 2008
                                      and served as a senior quantitative
                                      analyst since prior to 2003.

Daniel T. Grasman; since December     Vice President of the Adviser, with
2007; Vice President of the Adviser   which he has been associated in a
                                      similar capacity to his current
                                      position since 2004.  Prior thereto, he
                                      was co-founder and COO of Xelector
                                      since prior to 2003.

Seth J. Masters; since inception;     Executive Vice President of the
Executive Vice President of the       Adviser, with which he has been
Adviser and Chief Investment          associated in a substantially similar
Officer of AllianceBernstein -        capacity to his current position since
Defined Contribution                  prior to 2003 and Chief Investment
                                      Officer of AllianceBernstein - Defined
                                      Contribution since June 2008.

Christopher H. Nikolich; since        Senior Vice President of the Adviser,
inception; Senior Vice President of   with which he has been associated in a
the Adviser                           substantially similar capacity to his
                                      current position since prior to 2003.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectuses for future reference.

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used by permission of the owner, AllianceBernstein L.P.


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